Average Annual Total Returns - FidelityOverseasFund-AMCIZPRO - FidelityOverseasFund-AMCIZPRO - Fidelity Overseas Fund	Apr. 07, 2025
Fidelity Advisor Overseas Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	5.20%
Past 5 years	5.61%
Past 10 years	7.14%
Fidelity Advisor Overseas Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	5.00%
Past 5 years	5.33%
Past 10 years	6.78%
Fidelity Advisor Overseas Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.46%
Past 5 years	4.51%
Past 10 years	5.83%
MS001
Average Annual Return:
Past 1 year	4.07%
Past 5 years	4.95%
Past 10 years	5.41%